		T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
		September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 93.5%			Tiffany	15,000	1,389
			Ulta Beauty (1)	7,000	1,754
Communication Services 1.5%
					14,683
Interactive Media & Services 1.5%			Textiles, Apparel & Luxury Goods 1.3%
IAC/InterActiveCorp (1)	35,000	7,629	Levi Strauss, Class A	45,000	857
Total Communication Services		7,629	Tapestry	148,000	3,855
Consumer Discretionary 14.2%			VF	19,000	1,691
Auto Components 1.4%					6,403
Aptiv	59,000	5,158	Total Consumer Discretionary		71,505
Visteon (1)	21,000	1,733	Consumer Staples 2.4%
		6,891	Food & Staples Retailing 1.5%
Diversified Consumer Services 0.7%			Casey's General Stores	29,000	4,674
ServiceMaster Global Holdings (1)	60,000	3,354	Kroger	38,000	980
		3,354	Sprouts Farmers Market (1)	90,000	1,740
Hotels, Restaurants & Leisure 5.5%					7,394
Darden Restaurants	13,000	1,537	Food Products 0.9%
Dunkin' Brands Group	38,000	3,016	Conagra Brands	64,000	1,964
Hilton Worldwide Holdings	38,000	3,538	TreeHouse Foods (1)	52,000	2,883
Marriott International, Class A	23,000	2,860			4,847
MGM Resorts International	208,000	5,766	Total Consumer Staples		12,241
Norwegian Cruise Line Holdings (1)	128,000	6,626
			Energy 2.3%
Vail Resorts	19,000	4,324
		27,667	Oil, Gas & Consumable Fuels 2.3%
			Cabot Oil & Gas	91,000	1,599
Internet & Direct Marketing Retail 0.0%
			Concho Resources	76,000	5,160
Chewy, Class A (1)	8,000	197
			Continental Resources (1)	45,000	1,386
		197	Pioneer Natural Resources	21,000	2,641
Multiline Retail 2.4%			Venture Global LNG, Series B,
Dollar General	48,000	7,629	Acquisition Date: 3/8/18,
			Cost $60 (1)(2)(3)	20	104
Dollar Tree (1)	41,000	4,681
			Venture Global LNG, Series C,
		12,310	Acquisition Date: 10/16/17 -
			3/8/18, Cost $511 (1)(2)(3)	139	723
Specialty Retail 2.9%
Burlington Stores (1)	30,000	5,995	Total Energy		11,613
CarMax (1)	23,000	2,024	Financials 8.2%
Michaels (1)	34,000	333	Banks 0.9%
O'Reilly Automotive (1)	8,000	3,188
			Fifth Third Bancorp	75,000	2,053

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Webster Financial	49,000	2,297	ICU Medical (1)	12,000	1,915
		4,350	IDEXX Laboratories (1)	6,000	1,632
			Teleflex	36,000	12,231
Capital Markets 3.2%
			West Pharmaceutical Services	22,854	3,241
Cboe Global Markets	38,000	4,367
KKR, Class A	108,000	2,900			42,820
MarketAxess Holdings	6,000	1,965	Health Care Providers & Services 0.6%
TD Ameritrade Holding	129,000	6,024	Acadia Healthcare (1)	76,000	2,362
Tradeweb Markets, Class A	23,000	850	MEDNAX (1)	23,000	520
		16,106			2,882
Consumer Finance 0.2%			Health Care Technology 0.1%
SLM	114,000	1,006	Veeva Systems, Class A (1)	5,000	763
		1,006			763
Insurance 3.9%			Life Sciences Tools & Services 4.1%
Assurant	30,000	3,774	Agilent Technologies	106,000	8,123
Axis Capital Holdings	29,000	1,935	Avantor (1)	177,000	2,602
Fidelity National Financial	121,000	5,374	Bruker	142,000	6,238
Progressive	19,000	1,468	PRA Health Sciences (1)	38,000	3,771
Willis Towers Watson	38,000	7,333			20,734
		19,884	Pharmaceuticals 2.6%
Total Financials		41,346	Amneal Pharmaceuticals (1)	77,000	223
Health Care 18.6%			Catalent (1)	121,000	5,767
			Elanco Animal Health (1)	125,000	3,324
Biotechnology 2.7%
			Perrigo	65,000	3,633
Alkermes (1)	114,000	2,224
Alnylam Pharmaceuticals (1)	18,000	1,448			12,947
Argenx, ADR (1)	8,000	912	Total Health Care		93,611
Ascendis Pharma, ADR (1)	6,000	578	Industrials & Business Services 18.1%
Incyte (1)	28,000	2,078
			Aerospace & Defense 3.9%
Neurocrine Biosciences (1)	20,000	1,802
			BWX Technologies	48,000	2,746
Sage Therapeutics (1)	8,000	1,122
			L3Harris Technologies	41,000	8,554
Sarepta Therapeutics (1)	8,000	603
			Textron	167,000	8,177
Seattle Genetics (1)	31,598	2,698
					19,477
		13,465
			Airlines 0.8%
Health Care Equipment & Supplies 8.5%
			Alaska Air Group	23,000	1,493
Alcon (1)	42,000	2,448
			United Airlines Holdings (1)	30,000	2,652
Cooper	33,000	9,801
					4,145
Exact Sciences (1)	20,000	1,807
Hologic (1)	193,000	9,745
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Building Products 0.2%			FLIR Systems	27,000	1,420
Allegion	11,000	1,140	Keysight Technologies (1)	76,000	7,391
			National Instruments	68,000	2,855
		1,140
					17,005
Commercial Services & Supplies 0.5%
			IT Services 6.6%
Waste Connections	26,000	2,392
			Black Knight (1)	42,000	2,564
		2,392
			CoreLogic (1)	93,000	4,303
Electrical Equipment 1.3%			Fidelity National Information Services	38,000	5,045
Sensata Technologies Holding (1)	128,000	6,408	Fiserv (1)	60,000	6,215
		6,408	FleetCor Technologies (1)	20,000	5,736
Industrial Conglomerates 1.1%			Gartner (1)	15,000	2,145
Roper Technologies	15,000	5,349	Global Payments	43,000	6,837
			Shopify, Class A (1)	1,000	312
		5,349
					33,157
Machinery 4.8%
Colfax (1)	125,000	3,633	Semiconductors & Semiconductor Equipment 5.1%
Fortive	68,000	4,662	Entegris	47,000	2,212
Gardner Denver Holdings (1)	186,000	5,262	Marvell Technology Group	208,000	5,194
IDEX	38,000	6,227	Maxim Integrated Products	61,000	3,533
Xylem	57,000	4,538	Microchip Technology	88,000	8,176
			Skyworks Solutions	38,000	3,011
		24,322
			Xilinx	36,000	3,452
Professional Services 4.6%
					25,578
Clarivate Analytics (1)	96,765	1,633
CoStar Group (1)	8,000	4,746	Software 4.8%
Equifax	12,000	1,688	Atlassian, Class A (1)	27,000	3,387
IHS Markit (1)	56,000	3,745	Ceridian HCM Holding (1)	54,000	2,666
TransUnion	64,000	5,191	DocuSign (1)	57,000	3,529
Verisk Analytics	38,000	6,009	Slack Technologies, Class A (1)	41,861	993
			Splunk (1)	31,000	3,654
		23,012
			SS&C Technologies Holdings	33,000	1,702
Road & Rail 0.9%
			Symantec	112,405	2,656
JB Hunt Transport Services	42,000	4,647	Workday, Class A (1)	34,000	5,779
		4,647			24,366
Total Industrials & Business Services		90,892	Total Information Technology		100,106
Information Technology 19.9%			Materials 6.2%
Electronic Equipment, Instruments & Components 3.4%			Chemicals 1.8%
Cognex	21,000	1,032	Air Products & Chemicals	15,000	3,328
Corning	151,000	4,307	RPM International	64,000	4,404

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Valvoline	68,000	1,498
		9,230	CONVERTIBLE PREFERRED STOCKS 0.3%
Construction Materials 0.6%			Consumer Discretionary 0.2%
Martin Marietta Materials	11,000	3,015
			Internet & Direct Marketing Retail 0.2%
		3,015
			Roofoods, Series F, Acquisition
Containers & Packaging 3.3%			Date: 9/12/17, Cost $662 (1)(2)(3)	1,871	727
Avery Dennison	28,000	3,180	Roofoods, Series G, Acquisition
Ball	140,000	10,194	Date: 5/16/19, Cost $21 (1)(2)(3)	51	21
Sealed Air	75,000	3,113	Total Consumer Discretionary		748
		16,487	Real Estate 0.1%
Metals & Mining 0.5%			Real Estate Management & Development 0.1%
Franco-Nevada	8,000	729	WeWork, Series D-1, Acquisition
Kirkland Lake Gold	36,000	1,613	Date: 12/9/14, Cost $362 (1)(2)(3)	21,721	370
		2,342	WeWork, Series D-2, Acquisition
			Date: 12/9/14, Cost $284 (1)(2)(3)	17,066	291
Total Materials		31,074
			Total Real Estate		661
Real Estate 0.0%			Total Convertible Preferred Stocks
Real Estate Management & Development 0.0%			(Cost $1,329)		1,409
WeWork, Class A, Acquisition
Date: 5/26/15, Cost $54 (1)(2)(3)	3,835	65	SHORT-TERM INVESTMENTS 6.3%
Total Real Estate		65	Money Market Funds 6.3%
Utilities 2.1%			T. Rowe Price Treasury Reserve
			Fund, 2.04% (4)(5)	31,527,732	31,528
Electric Utilities 0.6%
			Total Short-Term Investments
Eversource Energy	38,000	3,248	(Cost $31,528)		31,528
		3,248
Gas Utilities 0.4%			Total Investments in Securities 100.1%
Atmos Energy	16,000	1,822	(Cost $327,285)		$503,698
		1,822	Other Assets Less Liabilities (0.1)%		(494)
			Net Assets 100%		$503,204
Multi-Utilities 1.1%
Sempra Energy	38,000	5,609
		5,609
Total Utilities		10,679
Total Common Stocks
(Cost $294,428)		470,761

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $2,301 and represents 0.5% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Treasury Reserve Fund		$—		$—	$497
T. Rowe Price Short-Term Fund		—		—	—++
	$	—#		$—	$497+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Treasury Reserve Fund	$26,785		¤	¤	$31,528
T. Rowe Price Short-Term Fund	—		¤	¤	—
$31,528^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $497 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $31,528.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$469,869	$—	$892	$470,761
Convertible Preferred Stocks	—	—	1,409	1,409
Short-Term Investments	31,528	—	—	31,528
Total	$501,397	$—	$2,301	$503,698

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $(1,876,000) for the period ended September 30,
2019. During the period, transfers out of Level 3 include securities acquired as a result of a corporate action.

($000 s)	Beginning	Gain (Loss)			Transfers	Ending
	Balance	During	Total	Total	Out of	Balance
	1/1/19	Period	Purchases	Sales	Level 3	9/30/19
Investment in Securities
Common Stocks	$1,259	$(124)	$–	$(243)	$–	$892
Convertible Preferred Stocks	3,283	(1,575)	21	–	(320)	1,409
Total Level 3	$4,542	$(1,699)	$21	$(243)	$(320)	$2,301